September 8, 2009

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Prudential Discovery Premier Group Variable Contract Account

(File No. 811-09799)

Discovery Premier Group Retirement Annuity

(File No. 333-95637)

Dear Commissioners:

On behalf of Prudential Insurance Company of America and Prudential Discovery Premier Group Variable Contract Account (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2009 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios: AIM V.I. Core Equity Fund (Series I), AIM V.I. Dynamics Fund (Series I), AIM V.I. Government Securities Fund (Series I), AIM V.I. International Growth Fund (Series I), AllianceBernstein Growth and Income Portfolio (Class A), AllianceBernstein Large Cap Growth Portfolio (Class A), AllianceBernstein Small Cap Growth Portfolio (Class A), American Century VP Income & Growth Fund (Class I), Credit Suisse Trust U.S. Equity Flex III Portfolio (Class 1), Davis Value Portfolio, Delaware VIP Emerging Market Series (Standard), Franklin Small-Mid Cap Growth Securities Fund (Class 1), Templeton Foreign Securities Fund (Class 1), Janus Aspen Enterprise Portfolio (Institutional), Janus Aspen Growth and Income Portfolio (Institutional), Janus Aspen Worldwide Portfolio (Institutional), MFS Growth Series (Initial), MFS Investors Growth Stock Series (Initial), MFS Investors Trust Series (Initial), MFS Research Bond Series (Initial), MFS Total Return Series (Initial), PIMCO Short Term Portfolio (Administrative), T. Rowe Price Equity Income Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. (Initial), The Prudential Series Fund (Class I): Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio, High Yield Bond Portfolio, Jennison Portfolio, Jennison 20/20 Focus Portfolio, Money Market Portfolio, Small Capitalization Stock Portfolio, Stock Index Portfolio and Value Portfolio.

1.	Filer/Entity:	AIM Variable Insurance Funds
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.:	0000950123-09-038077
	Date of Filing:	2009-08-26

2.	Filer/Entity:	AllianceBernstein Variable Products Series Fund, Inc.
	Registration No.:	811-05398
	CIK No.	0000825316
	Accession No.:	0001193125-09-180124
	Date of Filing:	2009-08-24

3.	Filer/Entity:	American Century Variable Portfolios, Inc.
	Registration No.:	811-05188
	CIK No.	0000814680
	Accession No.:	0000814680-09-000027
	Date of Filing:	2009-08-26

4.	Filer/Entity:	Credit Suisse Trust
	Registration No.:	811-07261
	CIK No.	0000941568
	Accession No.:	0001104659-09-052770
	Date of Filing:	2009-09-01

5.	Filer/Entity:	Davis Variable Account Fund, Inc.
	Registration No.:	811-09293
	CIK No.	0001084060
	Accession No.:	0001084060-09-000011
	Date of Filing:	2009-08-25

6.	Filer/Entity:	Delaware VIP Trust
	Registration No.:	811-05162
	CIK No.	0000814230
	Accession No.:	0001206774-09-001627
	Date of Filing:	2009-08-26

7.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
	Registration No.:	811-05583
	CIK No.	0000837274
	Accession No.:	0000837274-09-000055
	Date of Filing:	2009-08-24

8.	Filer/Entity:	Janus Aspen Series
	Registration No.:	811-07736
	CIK No.	0000906185
	Accession No.:	0000950123-09-038425
	Date of Filing:	2009-08-27

9.	Filer/Entity:	MFS Variable Insurance Trust
	Registration No.:	811-08326
	CIK No.	0000918571
	Accession No.:	0001193125-09-185467
	Date of Filing:	2009-09-01

10.	Filer/Entity:	PIMCO Variable Insurance Trust
	Registration No.:	811-08399
	CIK No.	0001047304
	Accession No.:	0001193125-09-182227
	Date of Filing:	2009-08-26

11.	Filer/Entity:	T. Rowe Price Equity Series, Inc.
	Registration No.:	811-07143
	CIK No.	0000918294
	Accession No.:	0000918294-09-000035
	Date of Filing:	2009-08-25

12.	Filer/Entity:	The Dreyfus Socially Responsible Growth Fund, Inc.
	Registration No.:	811-07044
	CIK No.	0000890064
	Accession No.:	0000890064-09-000013
	Date of Filing:	2009-08-14

13.	Filer/Entity:	The Prudential Series Fund
	Registration No.:	811-03623
	CIK No.	0000711175
	Accession No.:	0001193125-09-187677
	Date of Filing:	2009-09-04

If you have any questions regarding this filing, please contact me at (732) 482-6897.

Sincerely,

/s/ Adam Scaramella

Adam Scaramella

Vice President & Corporate Counsel